CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Jan. 23, 2020
Current assets:
Cash	$ 181,000		$ 1,328,000
Prepaid expenses and other assets	145,000		184,000
Assets, Current, Total	326,000		1,512,000
Cash and investments held in trust account	172,608,000		172,579,000
Total assets	172,934,000		174,091,000
Current liabilities:
Accounts payable	296,000		467,000
Accrued liabilities, including approximately $16,000 payable to a related party	7,310,000		210,000
Accrued income and franchise taxes	100,000		83,000
Total current liabilities	7,706,000		760,000
Other liabilities:
Warrant liability	25,124,000		21,519,000
Deferred underwriting compensation	6,038,000		6,038,000
Total liabilities	38,868,000		28,317,000
Carrying Value	129,066,000		140,774,000
Commitments and contingencies (Note 16)
Stockholders? equity:
Preferred stock, $0.0001 par value; 1,000,000 authorized shares; none issued or outstanding
Additional paid-in capital	28,620,000		16,912,000
Accumulated deficit	(23,620,000)		(11,912,000)
Stockholders? deficit	5,000,000	$ 5,000,000	5,000,000	$ 23,000	$ 25,000	$ 0
Total liabilities, convertible preferred stock and stockholders? deficit	$ 172,934,000		$ 174,091,000
Class A Common Stock
Stockholders? equity:
Stockholders? deficit						0
Class B Common Stock
Stockholders? equity:
Stockholders? deficit				$ 4,312,500		$ 0